Transactions with Related Parties, Africanus Inc (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 06, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Shares redeemed (in shares)		3,659,627	2,191,121
Related Party [Member] | Africanus [Member] | Series F Shares [Member]
Transactions with Related Parties [Abstract]
Dividends declared			$ 2,484
Dividends payable		$ 0		$ 0
Shares redeemed (in shares)	3,659,627
Shares redeemed	$ 43,916